SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2013
SEGMENT AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION

20 SEGMENT AND GEOGRAPHIC INFORMATION

The Group's chief operating decision maker has been identified as the Chief Executive Officer.  The Group does not specifically identify and allocate any assets by operating segment nor does management evaluate operating segment using discrete asset information.  The chief operating decision maker uses gross profit margin of different products and services when making decisions about allocating resources and assessing performance of the Group so as to allocate operating expenses to each reporting segment.

	Year ended December 31,
	2011	2012	2013
Revenue:
MMP SoC for portable media players	$47,168	$54,150	$69,256
Testing solutions	317	179	135
	$47,485	$54,329	$69,391
Gross profit:
MMP SoC for portable media players	$18,347	$19,143	$21,349
Testing solutions	141	79	77
	$18,488	$19,222	$21,426

Geographic information

The Group operates in PRC/Hong Kong and all of the Group's long-lived assets are located in PRC/Hong Kong and substantially all of our sales are made in PRC/Hong Kong.